Income/(loss) per share	12 Months Ended
Dec. 31, 2014
Income/(loss) per share [Abstract]
Income/(loss) per share

16. Income/(loss) per share

The following table sets forth the computation of basic and diluted net income/(loss) per share for the periods indicated:

	As of December 31,
	2012	2013	2014

Numerator:
Net income/(loss).	(30,401)	19,557	22,644
Series A-1 Preference Shares accretions	(962)	(858)	—
Series B Preference Shares accretions	(4,298)	(3,831)	—
Series B-1 Preference Shares accretions	(4,973)	(4,445)	—
Income allocation to participating preference shares	—	(1,230)	—
Numerator for basic and diluted net (loss)/income per share	(40,634)	9,193	22,644

Denominator:
Weighted average number of ordinary shares used in computing net income/(loss) per share—basic	44,245,388	63,717,007	168,589,273
Weighted average number of ordinary shares used in computing net income/(loss) per share—diluted	44,245,388	69,159,524	174,024,997
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	(0.92)	0.14	0.13
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	(0.92)	0.13	0.13
Net income/(loss) per ADS-basic (1 ADS represents 2 Class A ordinary shares)	(1.84)	0.29	0.27
Net income/(loss) per ADS-diluted (1 ADS represents 2 Class A ordinary shares)	(1.84)	0.27	0.26

Basic net income/(loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Class A and Class B ordinary shares are considered the same for the purposes of EPS calculation as they have identical earnings rights and preferences. For the year ended December31, 2012, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share totaled 7,601,619 on a weighted average basis. For the year ended December 31, 2012, the Series A, Series A-1, Series B and Series B-1 Preference Shares of 87,566,599, on a weighted average basis, were also anti-dilutive and excluded from the calculation of diluted net loss per share. For the year ended December 31, 2013 and 2014, options to purchase ordinary shares included in the calculation of diluted net income per share totaled 4,742,442 and 5,435,724, respectively.

For the years ended December 31, 2012 and 2013, certain employees left the Group and exercised their vested share options. Due to certain legal restrictions in China, upon the Group's initial public offering, the Group issued 905,325 contingently issuable shares related to the exercise. The contingently issuable shares have been issued to these ex-employees after the expiration of the 180-day lock-up period upon the completion of the initial public offering without any further consideration paid. For the year ended December 31, 2012, the contingently issuable shares were anti-dilutive and excluded from the calculation of diluted net loss per share. For the year ended December 31, 2013, the contingently issuable shares included in the calculation of diluted net income per share were 700,075.

The proceeds from the above option exercises were US$253 and US$557 in 2012 and 2013, respectively, which were recorded in additional paid-in capital. The contingently issuable shares are not included in the computation of basic net income/(loss) per share as the holders do not participate in any voting and dividend rights until the shares are actually issued, but is included in the dilutive ordinary equivalent shares using if-converted method as the conditions for issuance have been satisfied.